                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 1995
                                              --------------

Check here if Amendment [X]          Amendment Number :   4
                                                       -------
   This Amendment (Check only one): [X]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                              Greenwich, CT  May 14, 1999
          ----------------------------------------   -------------  ------------
                        (Signature)                  (City, State)     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page


Report Summary:


Number of Other Included Manager:                        NONE
Form 13F Information Table Entry Total:                     20
Form 13F Information Table Value Total:                $639,578
                                                       --------
                                                      (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Form 13F Information Table

        Column 1:              Column 2:     Column 3:      Column 4:               Column 5:            Column 6    Column 7:
                                                                         -----------------------------
                                                                                                        ------------------------
                                                                         Shares or                      Investment    Other
                                Title of       CUSIP       Fair Market   Principal   SH/PRN   Put/Call  Discretion   Managers
     Name of Issuer              Class         Number         Value       Amount
                                                           (x $1,000)
--------------------------------------------------------------------------------------------------------------------------------

American Express Co              Common     025816-10-9     50,241       1,440,600     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Bankers Trust NY Corp.           Common     066365-10-7     40,651         778,000     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Chrysler Corp.                   Common     171196-10-8      1,374          32,800     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Citicorp                         Common     173034-10-9     57,617       1,355,700     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Columbia Gas Sys Inc.            Common     197648-10-8     17,224         581,400     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Dean Witter Discover & Co.       Common     24240V-10-1      6,671         163,700     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg Corp         Common     313400-30-1     49,919         825,100     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Financial Security Assurn Hldgs  Common     31769P-10-0      4,384         203,900     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Fund Amern Enterprises Hldgs     Common     360768-10-5     13,990         193,968     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Glendale Fed Bk FSB              Common     378507-50-3      1,923         189,900     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

GP Financial Corp.               Common     361935-10-9      2,824         122,100     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

Lehman Brothers Hldg Inc.        Common     524908-10-0     29,943       1,663,500     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

McKesson Corp.                   Common     581556-10-7     71,504       1,771,000     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------
National Health Labs Hldgs Inc.  Common     63633E-10-2      4,821         321,400     SH                 DEFINED
--------------------------------------------------------------------------------------------------------------------------------
National Health Labs Hldgs Inc.  Common     63633E-10-2     72,972       4,864,800     SH                  SOLE
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                              426,058
--------------------------------------------------------------------------------------------------------------------------------

        Column 1:                           Column 8:
                                        Voting Authority
                               ----------------------------------

                                 (a) Sole   (b) Shared   (c) None
     Name of Issuer
-----------------------------------------------------------------

American Express Co             1,440,600
-----------------------------------------------------------------

Bankers Trust NY Corp.            778,000
-----------------------------------------------------------------

Chrysler Corp.                     32,800
-----------------------------------------------------------------

Citicorp                        1,355,700
-----------------------------------------------------------------

Columbia Gas Sys Inc.             581,400
-----------------------------------------------------------------

Dean Witter Discover & Co.        163,700
-----------------------------------------------------------------

Federal Home Ln Mtg Corp          825,100
-----------------------------------------------------------------

Financial Security Assurn Hldgs   203,900
-----------------------------------------------------------------

Fund Amern Enterprises Hldgs      193,968
-----------------------------------------------------------------

Glendale Fed Bk FSB               189,900
-----------------------------------------------------------------

GP Financial Corp.                122,100
-----------------------------------------------------------------

Lehman Brothers Hldg Inc.       1,663,500
-----------------------------------------------------------------

McKesson Corp.                  1,771,000
-----------------------------------------------------------------
National Health Labs Hldgs Inc.   321,400
-----------------------------------------------------------------
National Health Labs Hldgs Inc. 4,864,800
-----------------------------------------------------------------

-----------------------------------------------------------------

-----------------------------------------------------------------
COLUMN TOTALS
-----------------------------------------------------------------

                           Form 13F Information Table


Page 2 of 2

          Column 1:            Column 2:    Column 3:      Column 4:                Column 5:                Column 6    Column 7:
                                                                        ---------------------------------
                                                                                                            -----------------------
                                                                        Shares or                           Investment    Other
                               Title of      CUSIP        Fair Market   Principal    SH/PRN      Put/Call   Discretion   Managers
       Name of Issuer           Class        Number          Value       Amount
                                                          (x $1,000)
-----------------------------------------------------------------------------------------------------------------------------------

PS Group Inc.                   Common     693624-10-8    11,533        1,198,270      SH       1,198,270      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Reebok Intl Ltd                 Common     758110-10-0    55,404        1,555,200      SH       1,555,200      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Salomon Inc                     Common     79549B-10-7    20,596          608,000      SH         608,000      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Student Loan Marketing Assn.    Common     863871-50-5     4,077          116,900      SH         116,900      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Wells Fargo & Co                Common     949740-10-4   121,910          779,600      SH         779,600      SOLE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                            213,520
-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                              639,578
-----------------------------------------------------------------------------------------------------------------------------------

          Column 1:                         Column 8:
                                         Voting Authority
                              ----------------------------------

                                (a) Sole   (b) Shared   (c) None
       Name of Issuer
----------------------------------------------------------------

PS Group Inc.                  1,198,270
----------------------------------------------------------------

Reebok Intl Ltd                1,555,200
----------------------------------------------------------------

Salomon Inc                      608,000
----------------------------------------------------------------

Student Loan Marketing Assn.     116,900
----------------------------------------------------------------

Wells Fargo & Co                 779,600
----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------
GRAND TOTAL
----------------------------------------------------------------